Supplementary Oil and Gas Information - (Unaudited) - Standardized Measure of Discounted Future Net Cash Flows (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 2,288	$ 3,884
Future production costs	(1,108)	(1,659)
Future development/ abandonment costs	(586)	(1,104)
Undiscounted pre-tax cash flows	594	1,121
Deferred income taxes	0
Future net cash flows	594	1,121
Less 10% annual discount factor	(183)	(289)
Standardized measure of discounted future net cash flows	$ 411	$ 832	$ 826